UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2012 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.2%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,521,790
Alaska 0.3%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	4,545,000	4,787,294
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,175,000	1,209,909

		5,997,203
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,429,750
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,518,820
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,751,480
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,552,200
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,725,000	3,220,841
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,584,480
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	3,100,395
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,763,300
Pima County, AZ, Sewer Revenue:
Series A, 5.0%, 7/1/2021	650,000	796,874
Series A, 5.0%, 7/1/2022	500,000	621,440
Series A, 5.0%, 7/1/2023	2,200,000	2,697,750

		43,037,330
California 11.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,965,800
Series F-1, 5.25%, 4/1/2029	2,500,000	3,019,525
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	10,667,200
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,807,080
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	10,382,610
California, State Department Water Resources Center, Valley Project Revenue:
Series AL, 5.0%, 12/1/2013	2,835,000	2,939,555
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	2,994,242
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	45,591
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	6,145,400
California, State General Obligation:
4.0%, 9/1/2014	16,000,000	16,900,480
5.0%, 2/1/2014	4,285,000	4,475,168
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	12,128,300
5.25%, 9/1/2027	10,000,000	12,021,200
5.75%, 4/1/2027	5,000,000	6,048,850
6.0%, 4/1/2018	1,700,000	2,123,606
6.0%, 3/1/2033	3,765,000	4,677,071
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series B, 0.1% *, 3/1/2047, LOC: Bank of Montreal	1,800,000	1,800,000
Series A, 4.0%, 3/1/2014	700,000	726,362
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,865,080
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,452,880
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	6,162,950
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,494,500
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,070,178
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,596,231
Los Angeles, CA, Unified School District:
Series A, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2022, INS: AGMC	1,400,000	1,423,310
Series A, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,073,400
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,497,220
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	8,220,800
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	8,277,775
Series A, 5.0%, 7/1/2030	5,000,000	5,684,350
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,631,840
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,973,150
Series A, 5.25%, 8/1/2028	5,000,000	5,954,400
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,864,530
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,359,860
Series C, 5.0%, 5/1/2026	2,850,000	3,341,397
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,655,131
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	15,000	15,045
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	4,019,568

		231,501,635
Colorado 1.1%
Adams, CO, 12 Five Star Schools, 4.0%, 12/15/2020	2,035,000	2,398,492
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	8,152,130
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,910,150
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,173
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,884,709
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,232,490
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	617,745
Series B, 5.0%, 11/15/2021	500,000	621,245
Series B, 5.0%, 11/15/2022	850,000	1,060,562
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	605,000	642,377

		21,590,073
Connecticut 1.3%
Connecticut, State General Obligation:
Series C, 4.0%, 6/1/2014	2,070,000	2,168,594
Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,615,924
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, 5.0%, 1/1/2022	17,000,000	21,309,500

		27,094,018
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	6,109,816
District of Columbia 1.3%
District of Columbia, Income Tax Revenue:
Series A, 5.0%, 12/1/2023	17,785,000	22,128,640
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	3,755,634

		25,884,274
Florida 5.9%
Broward County, FL, Airport System Revenue:
Series Q-1, 5.0%, 10/1/2019	1,800,000	2,171,394
Series P-2, 5.0%, 10/1/2021	4,825,000	5,909,853
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,469,808
Series Q-1, 5.0%, 10/1/2024	1,850,000	2,210,343
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,231,661
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,440,000	4,125,558
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,652,085
Series A-1, 5.0%, 6/1/2021	5,090,000	6,066,211
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,165,000	2,322,417
Florida, JEA Electric System Revenue, Series A, 4.0%, 10/1/2023	2,100,000	2,338,392
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,651,835
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014	700,000	722,092
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,680,560
Series A, 5.75%, 10/1/2026	8,000,000	9,733,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,583,260
Series A-1, 5.5%, 10/1/2026	4,400,000	5,220,512
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,453,960
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024	4,500,000	5,411,160
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,613,700
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,483,860
Series A, 5.0%, 7/1/2028	7,500,000	8,585,175
Series C, 5.0%, 7/1/2030	10,000,000	11,361,600
Orlando, FL, Utilities Commission, Utility System Revenue, Series A, 5.0%, 10/1/2022	3,500,000	4,431,420
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,611,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,890,950

		118,932,406
Georgia 4.8%
Appling County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Hatch Project, Series A, 2.5%, Mandatory Put 3/1/2013 @ 100, 1/1/2038	6,000,000	6,001,020
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	10,035,697
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,060,707
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,886,600
Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.0%, 5/1/2021	2,000,000	2,529,420
Columbus, GA, Water & Sewer Revenue, Prerefunded 5/1/2013 @ 100, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,008,960
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,253,910
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates:
5.25%, 1/1/2016, INS: AGMC	2,685,000	2,795,112
Prerefunded 1/1/2014 @ 100, 5.25%, 1/1/2016, INS: AGMC	5,815,000	6,063,068
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,147,780
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	2,053,008
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,247,330
Series A, 5.0%, 11/1/2027	1,000,000	1,153,040
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	3,040,375
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,198,734
Georgia, State Municipal Electric Authority:
Series GG, 5.0%, 1/1/2022	10,000,000	12,397,000
Series GG, 5.0%, 1/1/2023	2,500,000	3,115,075
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,990,550
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	765,990

		97,743,376
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,108,680
Hawaii 2.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,770,921
Series A, 5.25%, 7/1/2028	5,010,000	5,912,151
Series A, 5.25%, 7/1/2029	3,155,000	3,695,451
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	4,455,000	4,618,855
Series DK, 5.0%, 5/1/2021	9,000,000	10,610,280
Series EE, 5.0%, 11/1/2021	9,000,000	11,375,910
Series EE, 5.0%, 11/1/2022	7,100,000	9,025,875
Honolulu City & County, HI, Wastewater Systems Revenue, First Bond Resolution, Series B, 5.0%, 7/1/2022	2,250,000	2,867,603

		50,877,046
Illinois 5.0%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,231,351
Chicago, IL, General Obligation:
Series C, 5.0%, 1/1/2020	2,970,000	3,550,635
Series C, 5.0%, 1/1/2021	8,000,000	9,665,840
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	11,503,588
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,532,300
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,151,310
5.0%, 11/1/2021	500,000	615,145
Cook County, IL, General Obligation, Series C, 5.0%, 11/15/2022	4,000,000	4,912,160
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	115,000	117,295
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.15%, 1/1/2014	65,000	65,140
5.25%, 1/1/2016	150,000	150,239
5.5%, 1/1/2019	255,000	255,286
5.75%, 1/1/2022	300,000	300,249
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,947,000
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,320,060
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	4,128,425
5.25%, 6/1/2020	3,000,000	3,601,920
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	6,387,850
Illinois, State Finance Authority Revenue, Solid Waste Revenue, Disposal Waste Management, Inc. Project, 0.55%, 4/1/2013	3,045,000	3,046,340
Illinois, State General Obligation, 4.0%, 8/1/2014	10,000,000	10,455,100
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,806,700
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	2,910,000	2,924,055
Series B, 5.0%, 12/15/2019	1,120,000	1,233,960
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,224,080
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,040,000	1,042,964
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,244,456
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,089,219

		101,502,667
Indiana 1.8%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,864,674
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,654,221
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,718,200
Indiana, Wastewater Utility Revenue, CWA Authority Project:
Series A, 5.0%, 10/1/2023	1,590,000	1,947,623
Series A, 5.0%, 10/1/2024	1,250,000	1,518,225
Series A, 5.0%, 10/1/2026	2,000,000	2,397,600
Series A, 5.0%, 10/1/2027	1,565,000	1,865,887
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,140,204
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	1,930,000	2,042,036
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,366,180

		35,514,850
Iowa 0.6%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,269,700
Kansas 1.2%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,386,966
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.34% **, 9/1/2014	1,135,000	1,135,102
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health:
Series A, 5.0%, 11/15/2027	1,150,000	1,358,783
Series A, 5.0%, 11/15/2028	5,000,000	5,876,600
5.5%, 11/15/2022	4,470,000	5,402,308
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,735,550

		24,895,309
Kentucky 0.8%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,245,170
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	7,335,000	7,367,934
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,178,656
Series A, 5.0%, 12/1/2024	3,000,000	3,624,600

		15,416,360
Louisiana 1.7%
East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Mobil Project, 0.09% *, 3/1/2022	25,475,000	25,475,000
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,532,349
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,811,919
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	2,942,829
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,275,285

		35,037,382
Maine 0.4%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,034,950
Maryland 0.3%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,929,850
Maryland, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2013	1,125,000	1,148,333

		7,078,183
Massachusetts 2.7%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	270,000	273,745
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.0%, 7/1/2021	2,500,000	3,164,575
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	65,000	65,244
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,369,910
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,520,513
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,136,280
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,898,100
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,665,000	1,738,027
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,330
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 8/15/2020	4,000,000	5,017,800
Series B, 5.0%, 10/15/2027	7,000,000	8,494,220
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	9,755,000	11,699,659

		54,378,403
Michigan 2.5%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,819,550
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,702,921
Series A, 5.0%, 5/1/2021	2,100,000	2,511,999
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	12,323,100
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,918,750
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	516,465
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2020	1,000,000	1,164,250
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	14,067,493
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,900,944
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,519,360

		51,444,832
Minnesota 0.7%
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2021	2,000,000	2,507,840
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,154,209
Minnesota, State Trunk Highway, Series B, 4.0%, 10/1/2013	6,000,000	6,136,920

		13,798,969
Mississippi 1.9%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,440,000	2,442,196
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	7,095,176
Series D, 5.25%, 8/1/2027	5,000,000	5,806,200
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	3,095,000	3,201,128
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series A, 0.1% *, 12/1/2030, GTY: Chevron Corp.	16,900,000	16,900,000
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,089,101

		38,533,801
Missouri 0.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,725,984
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,605,000	1,678,300
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,000,000	1,078,980

		6,483,264
Montana 0.4%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.14% *, 1/1/2018, LOC: JPMorgan Chase Bank NA	8,000,000	8,000,000
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,572,255
Nevada 0.5%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,491,714
5.0%, 6/1/2025	3,190,000	3,646,872
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,489,821

		10,628,407
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,924,918
Series B, 5.0%, 2/1/2024	1,775,000	2,161,417

		4,086,335
New Jersey 2.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, ETM, 5.375%, 6/15/2014	2,280,000	2,433,923
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,604,161
Series W, 5.0%, 3/1/2019	3,000,000	3,514,590
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,944,000
5.0%, 6/15/2021	5,000,000	5,921,750
5.0%, 6/15/2023	4,000,000	4,704,320
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series NN, 5.0%, 3/1/2023	5,000,000	6,141,500
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,689,430
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	6,018,950
Series B, 5.25%, 6/15/2026	5,000,000	5,981,300

		48,953,924
New Mexico 0.5%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	1,390,000	1,502,562
"I", Series D, 5.35%, 9/1/2040	1,235,000	1,307,149
Series I-B-2, 5.65%, 9/1/2039	675,000	715,142
New Mexico, State Finance Authority, Transportation Revenue, 5.0%, 6/15/2022	5,000,000	6,384,150

		9,909,003
New York 7.7%
New York, Metropolitan Transportation Authority Revenue:
Series B-2, 5.0%, 11/15/2021	5,000,000	6,153,900
Series E, 5.0%, 11/15/2021	2,500,000	3,076,950
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,444,400
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,818,350
Series A, 5.0%, 12/15/2021	3,000,000	3,791,700
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,758,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,185,120
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,990,900
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	6,620,000	8,086,992
Series A, 5.0%, 3/15/2020	4,000,000	4,945,880
New York, Tobacco Settlement Financing Corp.:
Series B, 4.0%, 6/1/2013	6,250,000	6,311,750
Series A-1, 5.5%, 6/1/2018	670,000	673,135
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.14% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,220,000	1,220,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series B, 0.1% *, 6/15/2032, SPA: California State Teacher's Retirement System	8,000,000	8,000,000
Series CC-1, 0.1% *, 6/15/2038, SPA: Bank of Nova Scotia	1,400,000	1,400,000
Series BB-2, 0.12% *, 6/15/2035, SPA: Bank of America NA	12,200,000	12,200,000
Series AA, 5.0%, 6/15/2021	10,000,000	11,893,500
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B, 5.0%, 11/1/2021	10,000,000	12,637,200
Series D-1, 5.0%, 11/1/2028	12,770,000	15,284,030
New York, NY, General Obligation:
Series L-6, 0.07% *, 4/1/2032, SPA: Wells Fargo Bank NA	10,600,000	10,600,000
Series J-10, 0.09% *, 8/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	10,000,000	10,000,000
Series A-5, 0.11% *, 10/1/2042, LOC: Sumitomo Bank Ltd	2,000,000	2,000,000
Series D, 5.0%, 8/1/2022	5,000,000	6,284,550
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	122,100
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,123,228
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	120,000	122,740

		155,125,385
North Carolina 1.3%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,183,480
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare, Series C, 0.09% *, 1/15/2026, LOC: U.S. Bank NA	3,300,000	3,300,000
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,788,084
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,339,260
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,855,963
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue:
Series A, 4.0%, 1/1/2020	1,250,000	1,446,737
Series A, 5.0%, 1/1/2020	1,000,000	1,222,020

		27,135,544
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,550,138
Ohio 2.4%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,444,000
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2021	2,450,000	3,095,183
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,343,256
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,361,322
Series B, 5.0%, 2/15/2021	1,300,000	1,573,871
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	570,000	571,870
Ohio, Solid Waste Revenue, Republic Services, Inc. Project, 0.43% *, Mandatory Put 6/3/2013 @ 100, 11/1/2035	3,155,000	3,155,000
Ohio, State General Obligation:
Series E, 5.0%, 9/15/2013	200,000	205,256
Series A, 5.0%, 2/1/2020	1,480,000	1,828,481
Ohio, State Higher Education:
Series A, 5.0%, 5/1/2013	5,000,000	5,042,250
Series A, 5.0%, 5/1/2013	1,500,000	1,512,675
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,486,453
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,647,700
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,059,780
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,140,000	1,226,765
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	3,000,000	3,012,240
Ohio, State Water Development Authority, Water Pollution Control Revenue, Water Quality-Loan Fund, 5.0%, 6/1/2013	1,000,000	1,012,560
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,544,161

		48,122,823
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,970
Oregon 1.9%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,499,762
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,459,000
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,671,010
Series J, 5.0%, 5/1/2029	5,425,000	6,499,584
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,876,650
Series A, 5.5%, 7/1/2029	7,000,000	8,353,940
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.13% *, 12/1/2034, LOC: U.S. Bank NA	5,000,000	5,000,000

		38,359,946
Pennsylvania 2.2%
Pennsylvania, Commonwealth Financing Authority, Series B, 5.0%, 6/1/2023	1,000,000	1,223,220
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,234,510
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, ETM, 5.25%, 7/1/2013	1,000,000	1,017,150
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	280,000	280,484
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,451,523
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,204,080
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 3.0%, 1/1/2014	5,250,000	5,378,257
Series A, 4.0%, 7/1/2014	6,000,000	6,309,900
Series B, 5.0%, 7/1/2021	2,215,000	2,626,370
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	1,830,000	1,912,259
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	12,328,242
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	475,000	482,401
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	130,000	130,469

		43,578,865
Puerto Rico 1.1%
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,258,420
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.25%, 8/1/2027	11,965,000	12,949,719
Series A, 5.5%, 8/1/2028	4,955,000	5,432,563
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	57,613

		21,698,315
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,701,700
South Carolina 1.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,181,061
South Carolina, State Transportation Infrastructure Bank Revenue, Series B, 5.0%, 10/1/2020	17,120,000	21,102,797

		24,283,858
Tennessee 0.5%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,364,490
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,625,000	2,878,312
Series 1C, 4.5%, 7/1/2037	2,915,000	3,198,834

		9,441,636
Texas 17.7%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,985,761
Austin, TX, Electric Utility Systems Revenue:
5.0%, 11/15/2020	800,000	989,040
5.0%, 11/15/2023	1,000,000	1,238,230
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	2,250,000	2,373,795
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,774,051
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,518,881
5.0%, 2/15/2021	1,850,000	2,155,158
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,461,482
Dallas, TX, Waterworks & Sewer Systems Revenue:
Series A, 5.0%, 10/1/2021	14,925,000	18,969,376
5.0%, 10/1/2029	4,000,000	4,725,400
5.0%, 10/1/2030	5,000,000	5,883,950
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,793,073
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,378,720
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,983,846
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,883,950
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax:
Series A, 5.0%, 11/1/2030	2,600,000	3,098,420
Series A, 5.0%, 11/1/2031	2,795,000	3,311,684
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,836,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	14,750,875
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2013	500,000	507,970
Series B, 5.0%, 7/1/2026	4,000,000	4,713,960
Series B, 5.0%, 7/1/2027	9,600,000	11,398,944
Series A, 5.25%, 7/1/2029	8,000,000	9,216,560
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,480,240
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	3,027,325
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,582,525
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,587,902
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,719,196
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,371,780
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,361,380
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 0.45% *, Mandatory Put 4/1/2013 @ 100, 1/1/2020	10,725,000	10,725,000
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,565,959
Series A, 6.0%, 1/1/2022	7,000,000	8,340,990
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	11,007,866
Series A, 5.5%, 9/1/2028	1,240,000	1,512,366
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	8,174,520
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,907,146
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,436,540
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,225,360
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,678,650
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,296,600
Series A, 5.0%, 2/15/2019	2,480,000	2,827,200
Series A, 5.0%, 2/15/2020	6,180,000	7,012,693
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,960,950
Tarrant, TX, Regional Water District Revenue:
Prerefunded 3/1/2013 @ 100, 5.375%, 3/1/2015, INS: AGMC	775,000	775,341
Prerefunded 3/1/2013 @ 100, 5.375%, 3/1/2015, INS: AGMC	2,935,000	2,936,291
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,202,070
Series A, 5.0%, 11/1/2019	1,250,000	1,516,963
Series D, 5.0%, 11/1/2024	2,250,000	2,654,820
Series C, 5.0%, 11/1/2025	4,605,000	5,404,981
Series C, 5.0%, 11/1/2026	3,290,000	3,840,549
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,114,826
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,662
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,694,550
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	639,738
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,744,899
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,764
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,435,219
5.5%, 8/1/2020	3,790,000	4,440,705
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	5,250,000	5,577,495
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,780,550
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,608,800
Texas, State Transportation Commission-Highway Improvement, Series A, 5.0%, 4/1/2022	10,245,000	13,106,531
Texas, State Transportation Revenue, 2.5%, 8/30/2013	14,000,000	14,166,040
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,865,280
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,198,540
Series A, 5.0%, 7/15/2020	3,150,000	3,702,289
Series B, 5.25%, 7/15/2021	3,000,000	3,545,370
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2013	3,725,000	3,808,961
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	3,070,927
5.0%, 12/15/2027	2,770,000	3,205,195
5.0%, 12/15/2028	2,905,000	3,347,461

		358,718,431
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	395,000	414,608
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,375,790

		3,790,398
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,429,813
Virginia 0.5%
Norfolk, VA, Redevelopment & Housing Authority Revenue, Old Dominion University Project, 0.13% *, 8/1/2033, LOC: Bank of America NA	8,730,000	8,730,000
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	275,000	286,566
Virginia, State Public School Authority, Series A, 5.0%, 8/1/2013	1,000,000	1,020,780

		10,037,346
Washington 5.1%
King County, WA, Housing Authority, Summerfield Apartments Project, 0.13% *, 9/1/2035, LOC: U.S. Bank NA	1,485,000	1,485,000
King County, WA, School District No. 405, Bellevue Valley, Series B, 5.0%, 12/1/2020	6,240,000	7,847,798
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,578,925
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,544,851
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,493,325
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	3,260,000	3,314,279
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, 11/1/2017	5,000,000	5,051,100
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	18,040,050
Series 2011-A, 5.0%, 8/1/2031	17,845,000	21,230,018
Series A, 5.0%, 8/1/2032	14,000,000	16,486,680
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,025,000	1,100,225
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,343,320
Series 2010-B, 5.0%, 8/1/2027	6,000,000	7,200,240

		103,715,811
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,236,881
Wisconsin 1.3%
Milwaukee, WI, Redevelopment Authority Lease Revenue, University Kenilworth Project, 0.11% *, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,947,675
Series 3, 5.5%, 6/1/2025	5,000,000	5,952,300
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,215,000
Wisconsin, State General Obligation, Series A, 5.25%, 5/1/2026	3,500,000	4,317,600
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,035,880
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,181,860

		26,880,315

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,860,519,435) †	99.2	2,005,249,416
Other Assets and Liabilities, Net	0.8	16,517,015

Net Assets	100.0	2,021,766,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 28, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $1,860,062,172.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $145,187,244.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $146,087,191 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $899,947.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$2,005,249,416	$—	$2,005,249,416
Total	$—	$2,005,249,416	$—	$2,005,249,416

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013